Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 8 – Accounts Payable and Accrued Expenses

The components of accounts payable and accrued expenses are as follows:

	September 30, 2022	June 30, 2022
Trade accounts payable	$4,910,175	$5,069,616
Accrued marketing	2,189,364	2,388,987
Accrued payroll and benefits	781,999	833,322
Accrued gaming liabilities	564,729	446,626
Accrued professional fees	328,549	555,967
Accrued jackpot liabilities	276,855	297,970
Accrued other liabilities	3,239,999	2,751,564
Total	$12,291,670	$12,344,052

Note 9 – Account Payable and Accrued Expenses

The components of account payable and accrued expenses follow:

	June 30, 2022	June 30, 2021
Trade accounts payable	$5,069,616	$2,609,212
Accrued marketing	2,388,987	1,582,470
Accrued payroll and benefits	833,322	1,093,263
Accrued gaming liabilities	446,626	758,536
Accrued professional fees	555,967	704,748
Accrued jackpot liabilities	297,970	432,504
Accrued other liabilities	2,751,564	988,082
Accrued legal settlement (Note 13)	-	289,874
Total	$12,344,052	$8,458,689